Organization (Q1)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization

1. ORGANIZATION
Phillips Edison & Company, Inc. (“we,” the “Company,” “our,” or “us”) was formed as a Maryland corporation in October 2009. Substantially all of our business is conducted through Phillips Edison Grocery Center Operating Partnership I, L.P., (the “Operating Partnership”), a Delaware limited partnership formed in December 2009. We are a limited partner of the Operating Partnership, and our wholly owned subsidiary, Phillips Edison Grocery Center OP GP I LLC, is the sole general partner of the Operating Partnership.
We invest primarily in well-occupied, grocery-anchored, neighborhood and community shopping centers that have a mix of creditworthy national and regional retailers that sell necessity-based goods and services in strong demographic markets throughout the United States. In addition to managing our own shopping centers, our third-party investment management business provides comprehensive real estate and asset management services to certain non-traded, publicly registered real estate investment trusts (“REITs”) and private funds (“Managed Funds”). The Managed Funds include Phillips Edison Grocery Center REIT II, Inc. (“REIT II”), Phillips Edison Grocery Center REIT III, Inc. (“REIT III”), Phillips Edison Limited Partnership (“PELP”), and Necessity Retail Partners (“NRP”).
As of March 31, 2018, we owned fee simple interests in 237 real estate properties.

1. ORGANIZATION
Phillips Edison & Company, Inc. (“we,” the “Company,” “our,” or “us”), formerly known as Phillips Edison Grocery Center REIT I, Inc., was formed as a Maryland corporation in October 2009. Substantially all of our business is conducted through Phillips Edison Grocery Center Operating Partnership I, L.P., (the “Operating Partnership”), a Delaware limited partnership formed in December 2009. We are a limited partner of the Operating Partnership, and our wholly owned subsidiary, Phillips Edison Grocery Center OP GP I LLC, is the sole general partner of the Operating Partnership.
We invest primarily in well-occupied, grocery-anchored, neighborhood and community shopping centers that have a mix of creditworthy national and regional retailers that sell necessity-based goods and services in strong demographic markets throughout the United States. In addition to managing our own shopping centers, our third-party investment management business provides comprehensive real estate and asset management services to certain non-traded, publicly registered REITS and private funds (“Managed Funds”).
Our advisor was Phillips Edison NTR LLC (“PE-NTR”), which was directly or indirectly owned by Phillips Edison Limited Partnership (“Phillips Edison sponsor” or “PELP”). Under the terms of the advisory agreement between PE-NTR and us, PE-NTR was responsible for the management of our day-to-day activities and the implementation of our investment strategy. On October 4, 2017, we completed a transaction to acquire certain real estate assets, the third-party investment management business, and the captive insurance company of PELP in a stock and cash transaction (“PELP transaction”). Upon completion of the PELP transaction, our relationship with PE-NTR was acquired. For a more detailed discussion, see Notes 3 and 15.
As of December 31, 2017, we owned fee simple interests in 236 real estate properties.